Unaudited Condensed Consolidated Statements of Income (Loss) And Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Sales	$ 34,295,114	$ 60,094,661
Cost of sales	(33,603,125)	(51,460,589)
Gross profit	691,989	8,634,072
Operating expenses:
Selling and marketing expenses	(1,325,919)	(1,419,660)
General and administrative expenses	(3,175,731)	(3,550,877)
Research and development costs	(1,430,401)	(2,028,038)
Gain from disposal of property, plant and equipment	160,288	(1,242)
Total operating expenses	(5,771,763)	(6,999,817)
Operating income (loss)	(5,079,774)	1,911,951
Other income (expenses):
Interest income (expense), net	(544,923)	(741,667)
Other income (expenses), net	499,982	615,587
Total other income (expenses), net	(44,941)	(126,080)
(Loss) Income before income taxes	(5,124,715)	1,508,175
Income tax benefit / (provision)	108,189	(306,515)
Net income	(5,016,526)	1,201,660
Net income (loss) attributable to non-controlling interests	(27,324)	1,759
Net income attributable to Ostin Technology Group Co., Ltd.	(4,989,202)	1,199,901
Net (loss) income	(5,016,526)	1,201,660
Other comprehensive income (loss):
Foreign currency translation adjustment	(422,092)	279,564
Comprehensive (loss) income	(5,438,618)	1,481,224
Comprehensive (loss) income attributable to non-controlling interests	(50,125)	23,049
Comprehensive (loss) income attributable to Ostin Technology Group Co., Ltd.	$ (5,388,493)	$ 1,458,175
Earnings per ordinary share
Basic earning per ordinary share (in Dollars per share)	$ (0.36)	$ 0.12
Weighted average number of ordinary shares outstanding
Basic weighted average number of ordinary shares outstanding (in Shares)	14,006,250	10,125,000